Reserves	12 Months Ended
Dec. 31, 2021
Reserves.
Reserves

12. Reserves

The movements in reserves are reported in the following table:

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of January 1, 2019	(836)	(156)	19,954	18,962
Effective portion of changes in fair value of cash flow hedges	(2,933)	—	—	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss	697	—	—	697
Share-based compensation, net of accrued dividend	—	—	4,794	4,794
Settlement of share-based compensation	—	—	(4,721)	(4,721)
Balance as of December 31, 2019	(3,072)	(156)	20,027	16,799
Effective portion of changes in fair value of cash flow hedges	(750)	—	—	(750)
Share-based compensation, net of accrued dividend	—	—	5,385	5,385
Settlement of share-based compensation	—	—	(2,824)	(2,824)
Actuarial gain	—	57	—	57
Balance as of December 31, 2020	(3,822)	(99)	22,588	18,667
Effective portion of changes in fair value of cash flow hedges	(161)	—	—	(161)
Share-based compensation, net of accrued dividend	—	—	3,351	3,351
Settlement of share-based compensation	—	—	(6,535)	(6,535)
Balance as of December 31, 2021	(3,983)	(99)	19,404	15,322

Dividend distributions

GasLog’s dividend distributions for the years ended December 31, 2019, 2020 and 2021 are presented in the following table:

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 13, 2019	Common	$0.15	March 14, 2019	12,129
March 7, 2019	Preference	$0.546875	April 1, 2019	2,516
May 2, 2019	Common	$0.15	May 23, 2019	12,129
May 10, 2019	Preference	$0.546875	July 1, 2019	2,515
July 31, 2019	Common	$0.15	August 22, 2019	12,129
September 17, 2019	Preference	$0.546875	October 1, 2019	2,516
November 5, 2019	Common	$0.15	November 21, 2019	12,129
November 14, 2019	Preference	$0.546875	January 2, 2020	2,516
December 14, 2019	Common	$0.38	December 31, 2019	30,731
Total				89,310
February 5, 2020	Common	$0.15	March 12, 2020	12,082
March 12, 2020	Preference	$0.546875	April 1, 2020	2,516
May 6, 2020	Common	$0.05	May 28, 2020	4,035
May 14, 2020	Preference	$0.546875	July 1, 2020	2,516
August 4, 2020	Common	$0.05	August 27, 2020	4,758
September 16, 2020	Preference	$0.546875	October 1, 2020	2,516
November 9, 2020	Common	$0.05	November 30, 2020	4,759
December 9, 2020	Preference	$0.546875	January 4, 2021	2,516
Total				35,698
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
August 4, 2021	Common	$0.15	August 11, 2021	14,308
September 16, 2021	Preference	$0.546875	October 1, 2021	2,516
September 30, 2021	Common	$0.10	October 1, 2021	9,539
November 15, 2021	Preference	$0.546875	December 31, 2021	2,516
November 15, 2021	Common	$0.15	November 18, 2021	14,308
November 15, 2021	Common	$0.10	February 28, 2022	9,539
Total				67,286